Fees Summary	Apr. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,981,409.66
Total Fee Amount	1,240.33
Total Offset Amount	0.00
Net Fee	$ 1,240.33
Offering Table N/A
Offset Table N/A	N/A